CONCENTRATIONS (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Accounts receivable Credit risk Soochow University	Dec. 31, 2011 Accounts receivable Credit risk Soochow University	Dec. 31, 2012 Other receivables Credit risk Company A CNY	Dec. 31, 2011 Other receivables Credit risk Company A CNY	Dec. 31, 2011 Other receivables Credit risk Company B CNY	Dec. 31, 2012 Other non-current assets Credit risk Company C CNY	Dec. 31, 2011 Other non-current assets Credit risk Company C CNY	Dec. 31, 2012 Other non-current assets Credit risk Company D CNY	Dec. 31, 2011 Other non-current assets Credit risk Company D CNY	Dec. 31, 2011 Other non-current assets Credit risk Company E CNY	Dec. 31, 2012 Other non-current assets Credit risk Company F CNY	Dec. 31, 2012 Other non-current assets Credit risk Company G CNY
CONCENTRATIONS
Concentration risk (as a percent)				52.00%	39.00%	23.00%	8.00%	12.00%	46.00%	42.00%	13.00%	17.00%	18.00%	27.00%	10.00%
Other receivables						75,100	44,061	65,609
Other non-current assets	$ 38,315	238,707	319,611						109,993	134	30,900	55,936	57,600	65,609	22,842